LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2024
Long Term Loans Abstract
Schedule of long-term loans
	December 31,
	2024	2023

Long-term loan	10,403	12,620
Less – current maturities	2,206	2,160

Balance	8,197	10,460